Principal Accounting Policies (Details 6) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 reservefund	Dec. 31, 2010	Dec. 31, 2009
Statutory reserves
Required percentage of annual appropriations to statutory reserves	10.00%
PRC
Statutory reserves
Maximum requirement of each of entity's subsidiaries after tax profits to be allocated to general reserve fund as percentage of each subsidiaries registered capital	50.00%	50.00%	50.00%
Number of reserve funds of the Entity's PRC Subsidiaries for which appropriation is at the discretion of the Board of Directors	2
Appropriations to general reserve fund and statutory surplus fund	150,600	96,200	29,900
PRC | General reserve fund
Statutory reserves
Maximum requirement of each of entity's subsidiaries after tax profits to be allocated to general reserve fund as percentage of each subsidiaries registered capital	50.00%
PRC | General reserve fund | Equal to or more than
Statutory reserves
Required percentage of annual appropriations to statutory reserves	10.00%
PRC | Statutory surplus reserve
Statutory reserves
Maximum requirement of each of entity's subsidiaries after tax profits to be allocated to general reserve fund as percentage of each subsidiaries registered capital	50.00%
PRC | Statutory surplus reserve | Equal to or more than
Statutory reserves
Required percentage of annual appropriations to statutory reserves	10.00%